TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectus and Statement of Additional Information, as previously supplemented

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Transamerica Small Cap Growth

Effective immediately, the following replaces the information concerning Class I2 shares of Transamerica Small Cap Growth:

Fund	Ticker
Transamerica Small Cap Growth	TSPIX

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Investors Should Retain this Supplement for Future Reference

November 12, 2019